Accounts and Other Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Components of accounts and other receivables
Trade receivables	$ 123.3	$ 118.3
Other receivables and advances	16.7	22.5
Allowance for doubtful accounts	(2.3)	(2.7)
Total accounts and other receivables	137.7	138.1
Allowance for doubtful accounts
Balance at beginning of period	2.7	2.3
Charged to expense		0.4
Recoveries	(0.4)
Balance at end of period	$ 2.3	$ 2.7